Debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures	R$ 294,509	R$ 313,324
Debentures, current	27,732	27,183
Debentures, noncurrent	R$ 266,777	286,141
Debentures 1
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Issue date	March 2013
Maturity	March 2025
Annual financial charges (%)	IPCA + 6%
Debentures	R$ 210,506	216,968
Debentures 2
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Issue date	September 2013
Maturity	September 2025
Annual financial charges (%)	126.5% of CDI
Debentures	R$ 84,003	R$ 96,356